Loans (Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade) (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 253,809,000		$ 276,963,000		$ 384,351,000	$ 664,799,000
Total loans collectively evaluated for impairment	14,941,780,000		16,253,687,000		15,928,495,000
Total loans individually evaluated for impairment	400,468,000		454,895,000		468,632,000
Allowance - collectively evaluated for impairment	175,658,000		201,803,000		296,210,000
Allowance - individually evaluated for impairment	77,334,000		75,160,000		88,141,000
Purchase credit impaired loans - recorded investment	46,826,000
General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	6,709,598,000		6,490,278,000
Total loans individually evaluated for impairment	43,367,000		70,614,000
Total commercial loans	6,752,965,000		6,560,892,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	790,609,000		1,824,347,000
Total loans individually evaluated for impairment	0		0
Total commercial loans	790,609,000		1,824,347,000
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	336,043,000	[1]	358,695,000	[1]
Total loans individually evaluated for impairment	36,864,000	[1]	53,022,000	[1]
Total commercial loans	372,907,000	[1]	411,717,000	[1]
LOCOM valuation allowance	29,400,000		34,200,000
Highest internal grade	13		13
Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,032,256,000		1,075,052,000
Total loans individually evaluated for impairment	20,898,000		34,878,000
Total commercial loans	1,053,154,000		1,109,930,000
Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	34,383,000		43,666,000
Total loans individually evaluated for impairment	6,914,000		14,639,000
Total commercial loans	41,297,000		58,305,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of total commercial loans	100.00%		100.00%
Allowance for loan losses	96,245,000	[2]	116,188,000
Total loans collectively evaluated for impairment	8,902,889,000		9,792,038,000
Total loans individually evaluated for impairment	108,043,000		173,153,000
Total commercial loans	9,010,932,000	[3]	9,965,191,000
Allowance - collectively evaluated for impairment	80,350,000		98,233,000
Allowance - individually evaluated for impairment	15,895,000		17,955,000
Percent of loan collectively evaluated for impairment	99.00%		98.00%
Percent of loan individually evaluated for impairment	1.00%		2.00%
Commercial Purchase Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	800,000
Purchase credit impaired loans - recorded investment	45,900,000
Commercial Loan P D Grade One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	239,141,000		223,753,000
Percent of total commercial loans	3.00%		2.00%
Allowance for loan losses	85,000		68,000
Commercial Loan P D Grade One [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	239,141,000		223,753,000
Commercial Loan P D Grade One [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade One [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade One [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade One [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	219,536,000		141,034,000
Percent of total commercial loans	2.00%		1.00%
Allowance for loan losses	80,000		94,000
Commercial Loan P D Grade Two [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	216,173,000		138,496,000
Commercial Loan P D Grade Two [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Two [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Two [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,363,000		2,538,000
Commercial Loan P D Grade Two [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	225,046,000		188,911,000
Percent of total commercial loans	2.00%		2.00%
Allowance for loan losses	206,000		113,000
Commercial Loan P D Grade Three [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	224,224,000		182,611,000
Commercial Loan P D Grade Three [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Three [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Three [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	739,000		6,300,000
Commercial Loan P D Grade Three [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	83,000		0
Commercial Loan P D Grade Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	334,641,000		277,715,000
Percent of total commercial loans	4.00%		3.00%
Allowance for loan losses	410,000		325,000
Commercial Loan P D Grade Four [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	321,423,000		272,054,000
Commercial Loan P D Grade Four [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Four [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Four [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	13,005,000		5,640,000
Commercial Loan P D Grade Four [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	213,000		21,000
Commercial Loan P D Grade Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	863,803,000		687,987,000
Percent of total commercial loans	10.00%		7.00%
Allowance for loan losses	1,331,000		1,712,000
Commercial Loan P D Grade Five [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	821,158,000		636,316,000
Commercial Loan P D Grade Five [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Five [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Five [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	42,420,000		51,342,000
Commercial Loan P D Grade Five [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	225,000		329,000
Commercial Loan P D Grade Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,212,356,000		1,219,145,000
Percent of total commercial loans	13.00%		12.00%
Allowance for loan losses	1,643,000		3,736,000
Commercial Loan P D Grade Six [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	876,982,000		904,504,000
Commercial Loan P D Grade Six [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	96,287,000		135,403,000
Commercial Loan P D Grade Six [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Six [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	229,098,000		172,890,000
Commercial Loan P D Grade Six [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	9,989,000		6,348,000
Commercial Loan P D Grade Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,530,885,000		1,698,799,000
Percent of total commercial loans	17.00%		17.00%
Allowance for loan losses	2,578,000		4,379,000
Commercial Loan P D Grade Seven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,135,378,000		1,033,442,000
Commercial Loan P D Grade Seven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	172,236,000		500,936,000
Commercial Loan P D Grade Seven [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Seven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	216,744,000		162,352,000
Commercial Loan P D Grade Seven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	6,527,000		2,069,000
Commercial Loan P D Grade Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,467,589,000		1,921,843,000
Percent of total commercial loans	16.00%		20.00%
Allowance for loan losses	4,426,000		7,899,000
Commercial Loan P D Grade Eight [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	953,398,000		1,022,304,000
Commercial Loan P D Grade Eight [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	295,436,000		720,352,000
Commercial Loan P D Grade Eight [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Eight [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	218,619,000		178,995,000
Commercial Loan P D Grade Eight [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	136,000		192,000
Commercial Loan P D Grade Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	962,969,000		1,128,641,000
Percent of total commercial loans	11.00%		11.00%
Allowance for loan losses	8,381,000		10,231,000
Commercial Loan P D Grade Nine [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	683,223,000		586,753,000
Commercial Loan P D Grade Nine [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	167,533,000		386,751,000
Commercial Loan P D Grade Nine [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Nine [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	111,260,000		154,323,000
Commercial Loan P D Grade Nine [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	953,000		814,000
Commercial Loan P D Grade Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	518,077,000		678,336,000
Percent of total commercial loans	6.00%		7.00%
Allowance for loan losses	7,276,000		8,938,000
Commercial Loan P D Grade Ten [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	402,532,000		479,752,000
Commercial Loan P D Grade Ten [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	48,802,000		80,543,000
Commercial Loan P D Grade Ten [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Ten [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	64,893,000		116,512,000
Commercial Loan P D Grade Ten [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,850,000		1,529,000
Commercial Loan P D Grade Eleven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	429,487,000		528,751,000
Percent of total commercial loans	5.00%		5.00%
Allowance for loan losses	9,687,000		10,457,000
Commercial Loan P D Grade Eleven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	387,907,000		468,761,000
Commercial Loan P D Grade Eleven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	10,169,000		0
Commercial Loan P D Grade Eleven [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Eleven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	29,774,000		58,432,000
Commercial Loan P D Grade Eleven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,637,000		1,558,000
Commercial Loan P D Grade Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	166,870,000		190,420,000
Percent of total commercial loans	2.00%		2.00%
Allowance for loan losses	2,488,000		3,337,000
Commercial Loan P D Grade Twelve [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	129,741,000		168,556,000
Commercial Loan P D Grade Twelve [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Twelve [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[1]	0	[1]
Commercial Loan P D Grade Twelve [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	32,796,000		21,674,000
Commercial Loan P D Grade Twelve [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,333,000		190,000
Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	514,950,000		526,627,000
Percent of total commercial loans	6.00%		5.00%
Allowance for loan losses	9,047,000		9,814,000
Commercial Loan P D Grade Thirteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	163,458,000		124,950,000
Commercial Loan P D Grade Thirteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Thirteen [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	331,940,000	[1]	338,177,000	[1]
Commercial Loan P D Grade Thirteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	16,666,000		50,353,000
Commercial Loan P D Grade Thirteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,886,000		13,147,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	217,539,000		380,076,000
Percent of total commercial loans	2.00%		4.00%
Allowance for loan losses	32,712,000		37,130,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	154,860,000		248,026,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	146,000		362,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,103,000	[1]	20,518,000	[1]
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	52,879,000		93,701,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 5,551,000		$ 17,469,000

[1]	Balances as of December 31, 2013 and 2012, presented net of $29.4 million and $34.2 million, respectively, in lower of cost or market (“LOCOM”) valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13".
[2]	Allowance excludes $.8 million related to PCI loans as of December 31, 2013.
[3]	Balance as of December 31, 2013, excludes PCI loans amounting to $45.9 million.